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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2013

Date of reporting period:       May 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 14.8%
Hotels, Restaurants & Leisure - 5.7%
McDonald's Corp.	5,104	$492,893
Starwood Hotels & Resorts Worldwide, Inc.	9,513	649,738
		1,142,631
Leisure Equipment & Products - 3.0%
Polaris Industries, Inc.	6,350	606,489

Media - 2.8%
Discovery Communications, Inc. - Class A *	7,271	573,391

Specialty Retail - 3.3%
Ross Stores, Inc.	10,380	667,434

Consumer Staples - 6.5%
Food Products - 3.8%
Green Mountain Coffee Roasters, Inc. *	10,460	764,940

Personal Products - 2.7%
Estée Lauder Cos., Inc. (The) - Class A	7,898	535,326

Energy - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
Continental Resources, Inc. *	7,400	600,362
EOG Resources, Inc.	5,010	646,791
Tesoro Corp.	14,100	869,265
		2,116,418
Financials - 7.2%
Consumer Finance - 3.8%
American Express Co.	10,092	764,065

Diversified Financial Services - 3.4%
IntercontinentalExchange, Inc. *	4,042	692,031

Health Care - 13.8%
Biotechnology - 3.6%
Amgen, Inc.	7,143	718,086

Pharmaceuticals - 10.2%
Mylan, Inc. *	25,200	768,096
Novo Nordisk A/S - ADR	4,001	644,561
Perrigo Co.	5,615	650,835
		2,063,492

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 11.5%
Commercial Services & Supplies - 2.7%
Waste Management, Inc.	13,090	$548,864

Electrical Equipment - 3.3%
Rockwell Automation, Inc.	7,500	660,150

Machinery - 5.5%
Flowserve Corp.	3,880	652,344
Joy Global, Inc.	8,364	452,325
		1,104,669
Information Technology - 23.5%
Computers & Peripherals - 4.9%
Apple, Inc.	1,118	502,742
EMC Corp. *	19,685	487,401
		990,143
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. - Class A	6,588	513,205

Internet Software & Services - 8.8%
Akamai Technologies, Inc. *	13,100	604,172
eBay, Inc. *	11,196	605,704
NetEase.com, Inc. - ADR *	8,933	571,087
		1,780,963
Semiconductors & Semiconductor Equipment - 4.7%
Cirrus Logic, Inc. *	24,127	440,318
KLA-Tencor Corp.	9,124	513,590
		953,908
Software - 2.5%
Oracle Corp.	14,812	500,053

Materials - 4.5%
Chemicals - 2.1%
Eastman Chemical Co.	5,920	424,582

Containers & Packaging - 2.4%
Packaging Corp. of America	9,965	488,285

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
CenturyLink, Inc.	13,975	477,246
Verizon Communications, Inc.	10,181	493,575
		970,821

Total Common Stocks (Cost $13,816,112)		$19,579,946

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 2.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.03% (a)	424,621	$424,621
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.10% (a)	141,540	141,540
Total Money Market Funds (Cost $566,161)		$566,161

Total Investments at Value — 99.9% (Cost $14,382,273)		$20,146,107

Other Assets in Excess of Liabilities — 0.1%		26,187

Net Assets — 100.0%		$20,172,294

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary - 16.2%
Auto Components - 3.8%
Cooper Tire & Rubber Co.	29,700	$767,448

Hotels, Restaurants & Leisure - 4.9%
Multimedia Games Holding Co., Inc. *	38,430	983,424

Specialty Retail - 4.1%
Genesco, Inc. *	12,180	823,124

Textiles, Apparel & Luxury Goods - 3.4%
PVH Corp.	5,860	675,013

Consumer Staples - 4.4%
Personal Products - 4.4%
Inter Parfums, Inc.	29,246	876,795

Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Global Partners LP	20,450	673,010
VAALCO Energy, Inc. *	101,500	621,180
		1,294,190
Financials - 10.9%
Capital Markets - 3.4%
HFF, Inc. *	36,500	686,565

Consumer Finance - 3.4%
Credit Acceptance Corp. *	6,025	686,007

Diversified Financial Services - 4.1%
MarketAxess Holdings, Inc.	18,770	813,867

Health Care - 3.8%
Health Care Providers & Services - 3.8%
Ensign Group, Inc. (The)	21,230	765,766

Industrials - 26.3%
Airlines - 3.9%
Allegiant Travel Co. *	8,500	786,335

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 26.3% (Continued)
Commercial Services & Supplies - 3.9%
US Ecology, Inc.	28,600	$783,068

Electrical Equipment - 7.0%
AZZ, Inc.	15,856	657,707
Belden, Inc.	13,990	747,766
		1,405,473
Machinery - 7.6%
Altra Holdings, Inc.	27,700	798,037
American Railcar Industries, Inc.	21,700	737,800
		1,535,837
Professional Services - 3.9%
Acacia Research Corp.	31,300	782,500

Information Technology - 25.0%
Communications Equipment - 3.7%
IXIA*	47,700	749,844

Computers & Peripherals - 4.4%
Silicon Graphics International Corp. *	59,000	890,900

Electronic Equipment & Instruments - 3.5%
FARO Technologies, Inc. *	18,500	692,270

IT Services - 3.2%
ExlService Holdings, Inc. *	22,130	649,073

Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic, Inc. *	33,100	604,075

Software - 7.2%
ACI Worldwide, Inc. *	14,500	674,395
Monotype Imaging Holdings, Inc.	33,450	761,322
		1,435,717
Materials - 6.1%
Chemicals - 2.0%
American Vanguard Corp.	12,970	395,066

Containers & Packaging - 4.1%
AEP Industries, Inc. *	9,845	821,861

Total Common Stocks (Cost $17,000,915)		$19,904,218

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.03% (a)	135,570	$135,570
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.10% (a)	48,190	48,190
Total Money Market Funds (Cost $183,760)		$183,760

Total Investments at Value — 100.0% (Cost $17,184,675)		$20,087,978

Liabilities in Excess of Other Assets — (0.0%) +		(2,168)

Net Assets — 100.0%		$20,085,810

* Non-income producing security.
+ Amount rounds to more than (0.1%).
(a) The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities with remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, as determined in good faith by the Board of Trustees, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of May 31, 2013:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$19,579,946	$-	$-	$19,579,946
Money Market Funds	566,161	-	-	566,161
Total	$20,146,107	$-	$-	$20,146,107

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$19,904,218	$-	$-	$19,904,218
Money Market Funds	183,760	-	-	183,760
Total	$20,087,978	$-	$-	$20,087,978

See each Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Funds did not have any transfers in and out of any Level as of May 31, 2013.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2013:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$14,410,564	$17,197,657

Gross unrealized appreciation	$6,094,024	$3,942,062
Gross unrealized depreciation	(358,481)	(1,051,741)

Net unrealized appreciation	$5,735,543	$2,890,321

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.  As of May 31, 2013, AlphaMark Small Cap Growth Fund had 26.3% and 25.0%, respectively, of the value of the net assets of the Fund invested in stocks within the Industrials and Information Technology sectors.

Item 2. Controls and Procedures.

(a)           Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 10, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 10, 2013

* Print the name and title of each signing officer under his or her signature.